Convertible note (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 29, 2023	Dec. 31, 2024	Jun. 30, 2025	Apr. 22, 2024
Convertible note
Share price	$ 107.2	$ 8.4	$ 2.0	$ 25.6
Risk-free interest rate	5.41%	4.32%
Expected life	1 year	8 months 12 days
Volatility	142.00%	149.00%